Accounts Payable and Accrued Expenses (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
Accrued warranty cost	$ 158,966	$ 154,155	$ 152,912